UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        AllianceBernstein Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Bond Fund
Corporate Bond Portfolio



                                              Semi-Annual Report--March 31, 2004

      Investment Products Offered
=======================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
=======================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 15, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Bond Fund Corporate Bond Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2004.

Investment Objectives and Policies
The primary objective of this open-end fund is to maximize income over the long-term, to the extent consistent with providing reasonable safety in the value of each shareholder's investment. As a secondary objective, the Portfolio seeks capital appreciation. To achieve its objectives, the Portfolio invests primarily in corporate bonds. The Portfolio may also hold debt securities issued by the U.S. and foreign governments. While the Portfolio invests primarily in investment-grade debt securities (currently 65%), it may also invest a significant amount of its assets in lower-rated debt securities.

Investment Results
The following table shows how the Portfolio performed over the past six- and 12-month periods ended March 31, 2004. For comparison, we have included the Lehman Brothers (LB) Long BAA U.S. Credit Index, a measure of the performance of a basket of unmanaged corporate debt securities. We have also included the performance for the Lipper Corporate Debt BBB-Rated Funds Average (the "Lipper Average"), the average performance of a group of corporate bond funds with similar objectives to the Portfolio.




   INVESTMENT RESULTS*
   Periods Ended March 31, 2004

                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Bond Fund
   Corporate Bond
   Portfolio
     Class A                                          5.62%              13.96%
--------------------------------------------------------------------------------
     Class B                                          5.26%              13.10%
--------------------------------------------------------------------------------
     Class C                                          5.34%              13.19%
--------------------------------------------------------------------------------
   Lehman Brothers
   Long BAA
   U.S. Credit
   Index                                              6.41%              16.40%
--------------------------------------------------------------------------------
   Lipper Corporate
   Debt BBB-Rated
   Funds Average                                      3.88%               8.58%
--------------------------------------------------------------------------------
 * The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

   The unmanaged Lehman Brothers (LB) Long BAA U.S. Credit Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a measure of corporate and non-corporate fixed income securities that are rated investment grade (Baa by Moody's Investors Service or BBB by Standard & Poor's) and have at


--------------------------------------------------------------------------------
                        AllianceBernstein Bond Fund Corporate Bond Portfolio o 1 least 10 years to final maturity. The unmanaged Lipper Corporate Debt BBB-Rated Funds Average (the "Lipper Average") is based on the performance of a universe of funds that invest at least 65% of their assets in corporate or government debt issues rated in the top four grades. For the six- and 12-month periods ended March 31, 2004, the Lipper Average consisted of 191 and 184 funds, respectively. Investors cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Bond Fund Corporate Bond Portfolio.

   Additional investment results appear on pages 5-7.

For the six-month period ended March 31, 2004, the Portfolio underperformed its benchmark, the LB Long BAA U.S. Credit Index. However, the Fund outperformed the Lipper Average. Most of the Portfolio's underperformance was attributable to the shorter duration of the Portfolio (6.25 years) relative to the Index (10.99 years). During the period under review, more specifically in the first quarter of 2004, yields unexpectedly fell due to several concerns regarding the sustainability of the economic recovery, weak employment data and demand for Treasuries from banks. The sharp decrease in yields benefited the longer duration corporates within the Index more than the shorter, more conservative duration corporate holdings of the Portfolio. Also detracting from performance were the Portfolio's holdings in the health care industry, as contagion within the industry penalized the hospital holding.

The largest positive contributor to performance was the Portfolio's high yield allocation, which outperformed relative to the investment grade only Index. Also contributing positively to performance were holdings in the auto industry, which performed well during the period, as well as the Portfolio's underweight position in the wireline industry, which underperformed.

Market Review and Investment Strategy
During the semi-annual period, both investment grade and high yield corporate sectors continued to outperform the other asset sectors within the fixed income markets, benefiting from a stronger economy and improving credit fundamentals. Record free cash flow and improving profitability plus declining leverage driven by a stronger economy led the credit sectors to outperform. The decline in the ratio of downgrades to upgrades reflected the improvement in credit fundamentals. In addition, productivity enhancements have benefited corporate operating profits. According to the LB Long BAA U.S. Credit Index, the long BBB investment grade corporate market posted a solid return of 6.41% for the six-month period ended March 31, 2004. Lower-rated BBB corporates outperformed higher quality rated corporates, and longer duration corporates outperformed shorter duration corporates. On a nominal basis, top performing industries within the investment


--------------------------------------------------------------------------------
2 o AllianceBernstein Bond Fund Corporate Bond Portfolio grade corprorate sector included autos, airlines, tobacco, services and home construction. Underperforming industries included media/cable, consumer products, retailers, finance and wireline communications.

Returns within the high yield sector were even stronger for the period under review. According to the Index, the high yield market posted a robust 8.39% for the semi-annual period. Spread levels for high yield compressed 103 basis points to 414 basis points above like duration Treasuries. By industry, finance, metals/mining, consumer products, utilities and media/cable outperformed. Underperforming industries included telecommunications, health care, media non-cable and food/beverage industries.

Within the investment grade corporate sector, we overweighted crossover and lower-rated BBB issuers that we believed to be undervalued and would benefit most from an improving economy. We also overweighted the Portfolio's holdings in the automotive and cable/media sectors based on value. As spread dispersion among industries narrowed during the period, our strategy turned more toward specific issuer selection and diversifying the Portfolio's holdings across industry sectors. Within the Portfolio's high yield allocation, we also focused more on individual security selection. One of the Portfolio's largest industry overweights however, continued to be wireless communications. Within the wireless sector, we focused on rural providers that have less competition, that are less affected by the implementation of number portability and that have improved balance sheets as a result of recent capital-market transactions. We continued to underweight the utilities industry due to anticipated low demand growth, forecasted high gas prices and continued capacity additions. Within the Portfolio's utilities holdings, we invested only in issues that we believed held good asset protection and sufficient financial liquidity.


-------------------------------------------------------------------------------
                        AllianceBernstein Bond Fund Corporate Bond Portfolio o 3

PORTFOLIO SUMMARY
March 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
3/11/74
Class B Shares
1/8/93
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $1,002.2



SECURITY TYPE
   5.8% Preferred Stock
   0.5% Yankee Bonds

CORPORATE
  14.9% Public Utilities - Electric & Gas
   8.4% Automotive
   7.7% Banking
   6.5% Communications
   6.5% Paper/Packaging
   5.8% Cable                                [PIE GRAPH OMITTED]
   5.2% Broadcasting/Media
   4.7% Communications - Mobile
   4.7% Insurance
   4.1% Financial
   2.6% Health care
   2.5% Building/Real Estate
  19.1% Other

   1.0% Short-Term



All data as of March 31, 2004. The Portfolio's security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" represents less than 2.5% weightings in Aerospace/Defense, Chemicals, Conglomerate/Miscellaneous, Consumer Manufacturing, Containers, Electronics, Energy, Entertainment & Leisure, Food/Beverage, Gaming, Hotel/Lodging, Industrial, Petroleum Products, Public Utilities -- Telephone, Publishing, Retail Services, Supermarket/Drug and Technology.


--------------------------------------------------------------------------------
4 o AllianceBernstein Bond Fund Corporate Bond Portfolio

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
                    1 Year        13.96%                     9.10%
                   5 Years         6.97%                     6.05%
                  10 Years         7.71%                     7.25%

                SEC Yield*         5.20%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Portfolio invests a portion of its assets in foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. While the Portfolio invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


--------------------------------------------------------------------------------
                        AllianceBernstein Bond Fund Corporate Bond Portfolio o 5

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
                    1 Year        13.10%                    10.10%
                   5 Years         6.22%                     6.22%
                  10 Years         7.26%                     7.26%

                SEC Yield*         4.71%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Portfolio invests a portion of its assets in foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. While the Portfolio invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


--------------------------------------------------------------------------------
6 o AllianceBernstein Bond Fund Corporate Bond Portfolio

INVESTMENT RESULTS



CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns              SEC Returns
                    1 Year        13.19%                    12.19%
                   5 Years         6.23%                     6.23%
                  10 Years         6.96%                     6.96%

                SEC Yield*         4.72%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicabe contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Portfolio invests a portion of its assets in foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. While the Portfolio invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2004.


--------------------------------------------------------------------------------
                        AllianceBernstein Bond Fund Corporate Bond Portfolio o 7

PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-100.7%
Aerospace/Defense-0.7%
Goodrich Corp.
   7.00%, 4/15/38 ..............................     $     6,000     $ 6,536,340
                                                                     -----------
Automotive-9.1%
Dana Corp.
   10.125%, 3/15/10(a) .........................           2,769       3,212,040
Ford Motor Co.
   7.45%, 7/16/31(a) ...........................          25,000      25,039,375
Ford Motor Credit Co.
   7.375%, 2/01/11 .............................          10,000      10,920,330
   7.875%, 6/15/10 .............................          10,000      11,203,490
General Motors Acceptance Corp.
   8.00%, 11/01/31(a) ..........................          15,000      16,651,800
General Motors Corp.
   8.375%, 7/15/33(a) ..........................          17,500      19,910,012
TRW Automotive
   9.375%, 2/15/13 .............................           2,967       3,426,885
   11.00%, 2/15/13 .............................           1,076       1,291,200
                                                                     -----------
                                                                      91,655,132
                                                                     -----------
Banking-8.4%
CA Preferred Funding Trust
   7.00%, 1/30/49 ..............................          17,000      17,900,354
Dime Capital Trust I
Series A
   9.33%, 5/06/27 ..............................           9,028      11,179,562
Great Western Financial Trust II
   8.206%, 2/01/27 .............................          14,456      17,120,284
HBOS Capital Funding LP (United Kingdom)
   6.85%, 3/29/49 ..............................           9,000       9,401,661
HVB Funding Trust III
   9.00%, 10/22/31(b) ..........................           4,000       5,181,968
Mizuho Finance Group (Cayman Islands)
   8.375%, 12/29/49 ............................          12,000      12,913,104
UF J Finance Aruba AEC (Aruba)
   6.75%, 7/15/13 ..............................           9,000       9,970,110
                                                                     -----------
                                                                      83,667,043
                                                                     -----------
Broadcasting/Media-5.7%
AOL Time Warner, Inc.
   7.625%, 4/15/31 .............................           5,000       5,871,565
Clear Channel Communications, Inc.
   5.75%, 1/15/13(a) ...........................           3,500       3,715,267
News America, Inc.
   7.30%, 4/30/28(a) ...........................          15,000      17,244,630


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8 o AllianceBernstein Bond Fund Corporate Bond Portfolio

                                                      Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
   8.00%, 3/15/12(a) ...........................     $     4,525     $ 4,926,594
Time Warner, Inc.
   8.375%, 3/15/23(c) ..........................          20,000      25,023,780
                                                                     -----------
                                                                      56,781,836
                                                                     -----------
Building/Real Estate-2.8%
K. Hovnanian Enterprises, Inc.
   6.375%, 12/15/14(b) .........................          10,000      10,125,000
KB HOME
   7.75%, 2/01/10 ..............................           2,775       3,017,812
LNR Property Corp.
   7.625%, 7/15/13 .............................           2,910       3,099,150
The Ryland Group, Inc.
   9.75%, 9/01/10 ..............................           9,939      11,380,155
                                                                     -----------
                                                                      27,622,117
                                                                     -----------
Cable-6.3%
AT&T Broadband Corp.
   9.455%, 11/15/22(c) .........................          30,420      41,397,909
Cablevision Systems New York Group
   8.00%, 4/15/12(b) ...........................           3,995       3,995,000
CSC Holdings, Inc.
   6.75%, 4/15/12(b) ...........................           1,005       1,005,000
EchoStar DBS Corp.
   6.375%, 10/01/11(a)(b) ......................           5,000       5,337,500
Insight Midwest LP
   9.75%, 10/01/09(a) ..........................           2,000       2,095,000
Rogers Cable, Inc. (Canada)
   5.50%, 3/15/14(b) ...........................           9,500       9,274,375
                                                                     -----------
                                                                      63,104,784
                                                                     -----------
Chemicals-0.7%
Huntsman International LLC
   9.875%, 3/01/09(a) ..........................           6,000       6,630,000
                                                                     -----------
Communications-7.0%
AT&T Corp.
   8.75%, 11/15/31 .............................           2,000       2,367,304
Deutsche Telekom International Finance BV
   (Netherlands)
   8.75%, 6/15/30 ..............................          10,000      13,157,680
Eircom Funding (Ireland)
   8.25%, 8/15/13 ..............................           1,340       1,500,800
Koninklijke KPN NV (Netherlands)
   8.00%, 10/01/10(a) ..........................          15,000      18,298,635
Sprint Capital Corp.
   8.75%, 3/15/32(c) ...........................          23,000      29,174,948
TCI Communications Financing III
   9.65%, 3/31/27 ..............................           5,000       6,079,450
                                                                     -----------
                                                                      70,578,817
                                                                     -----------


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                        AllianceBernstein Bond Fund Corporate Bond Portfolio o 9

                                                      Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Communications - Mobile-5.1%
AT&T Wireless Services, Inc.
   7.875%, 3/01/11 .............................     $     5,000     $ 5,972,490
   8.125%, 5/01/12 .............................          11,500      14,034,301
   8.75%, 3/01/31(a) ...........................          10,000      13,017,070
Nextel Communications, Inc.
   6.875%, 10/31/13(a) .........................          10,000      10,675,000
   9.375%, 11/15/09 ............................           2,285       2,496,362
Rural Cellular Corp.
   8.25%, 3/15/12(b) ...........................           4,995       5,132,363
                                                                     -----------
                                                                      51,327,586
                                                                     -----------
Conglomerate/Miscellaneous-1.6%
Hutchison Whampoa International, Ltd.
   (Cayman Islands)
   7.45%, 11/24/33(a)(b) .......................          10,000      10,504,880
Tyco International Group, SA (Luxembourg)
   6.00%, 11/15/13(b) ..........................           5,000       5,281,795
                                                                     -----------
                                                                      15,786,675
                                                                     -----------
Consumer Manufacturing-0.4%
Playtex Products, Inc.
   8.00%, 3/01/11(b) ...........................           3,995       4,174,775
                                                                     -----------
Containers-1.0%
Crown Euro Holdings, SA (France)
   9.50%, 3/01/11(a) ...........................           5,225       5,891,188
Greif Bros. Corp. Cl.A
   8.875%, 8/01/12(a) ..........................           3,800       4,161,000
                                                                     -----------
                                                                      10,052,188
                                                                     -----------
Electronics-0.2%
L-3 Communications Corp.
   6.125%, 7/15/13 .............................           2,000       2,075,000
                                                                     -----------
Energy-0.5%
CITGO Petroleum Corp.
   11.375%, 2/01/11 ............................           2,290       2,685,025
Hilcorp Energy
   10.50%, 9/01/10(b) ..........................           2,000       2,230,000
                                                                     -----------
                                                                       4,915,025
                                                                     -----------
Entertainment & Leisure-1.2%
Six Flags, Inc.
   9.50%, 2/01/09(a) ...........................           6,125       6,492,500
Universal City Development Partners
   11.75%, 4/01/10 .............................           5,055       5,908,031
                                                                     -----------
                                                                      12,400,531
                                                                     -----------
Financial-4.4%
iStar Financial, Inc.
   6.00%, 12/15/10 .............................           4,505       4,752,775
JSG Funding Plc (Ireland)
   9.625%, 10/01/12 ............................           2,605       2,956,675
                                                                     -----------

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10 o AllianceBernstein Bond Fund Corporate Bond Portfolio

                                                      Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Ohio National Financial Services, Inc.
   6.35%, 4/01/13(b) ...........................     $     5,000     $ 5,406,645
Royal & Sun Alliance Insurance Group PLC
   (United Kingdom)
   8.95%, 10/15/29(a) ..........................           5,000       5,311,770
Safeco Capital Trust I
   8.072%, 7/15/37 .............................          13,000      14,980,615
Transamerica Capital II
   7.65%, 12/01/26(b) ..........................          10,000      11,164,610
                                                                     -----------
                                                                      44,573,090
                                                                     -----------
Food/Beverage-0.6%
Dole Food Co., Inc.
   8.875%, 3/15/11 .............................           2,170       2,376,150
Swift & Co.
   10.125%, 10/01/09(a) ........................           3,500       3,797,500
                                                                     -----------
                                                                       6,173,650
                                                                     -----------
Gaming-1.4%
Harrah's Operating Co., Inc.
   5.375%, 12/15/13(b) .........................          10,000      10,211,260
Park Place Entertainment Corp.
   9.375%, 2/15/07 .............................           3,500       3,955,000
                                                                     -----------
                                                                      14,166,260
                                                                     -----------
Healthcare-2.8%
Concentra Operating Corp.
   13.00%, 8/15/09 .............................           2,390       2,640,950
HCA, Inc.
   5.75%, 3/15/14(a) ...........................          10,000      10,010,570
   6.25%, 2/15/13(a) ...........................           4,000       4,175,080
   6.30%, 10/01/12 .............................           5,000       5,249,365
   6.75%, 7/15/13 ..............................           6,000       6,468,576
                                                                     -----------
                                                                      28,544,541
                                                                     -----------
Hotel/Lodging-1.4%
Corrections Corp. of America
   9.875%, 5/01/09 .............................           1,155       1,305,150
Extended Stay America, Inc.
   9.875%, 6/15/11 .............................           6,250       7,375,000
Intrawest Corp. (Canada)
   7.50%, 10/15/13 .............................           5,000       5,187,500
                                                                     -----------
                                                                      13,867,650
                                                                     -----------
Industrial-0.4%
Flowserve Corp.
   12.25%, 8/15/10 .............................           1,173       1,357,748
SPX Corp.
   7.50%, 1/01/13 ..............................           2,345       2,544,325
                                                                     -----------
                                                                       3,902,073
                                                                     -----------


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 11

                                                      Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Insurance-5.1%
Assurant, Inc.
   6.75%, 2/15/34(b) .........................       $     6,500     $ 6,837,506
Crum & Forster
   10.375%, 6/15/13(b) .......................             1,935       2,196,225
Liberty Mutual Group
   7.00%, 3/15/34(b) .........................             5,000       4,997,665
Mangrove Bay PassThru Trust
   6.102%, 7/15/33(b) ........................            10,000      10,445,800
Nationwide Mutual Insurance Co.
   7.875%, 4/01/33(a)(b) .....................             5,000       6,132,455
   8.25%, 12/01/31(a)(b) .....................             5,000       6,358,985
Zurich Capital Trust I
   8.376%, 6/01/37(a)(b) .....................            12,500      14,527,650
                                                                     -----------
                                                                      51,496,286
                                                                     -----------
Paper/Packaging-7.1%
Abitibi-Consolidated, Inc. (Canada)
   8.85%, 8/01/30(a) .........................             4,220       4,307,493
Anchor Glass Container Corp.
   11.00%, 2/15/13(a) ........................             2,510       2,930,425
Berry Plastics Corp.
   10.75%, 7/15/12(a) ........................             3,925       4,464,687
Georgia-Pacific Corp.
   9.375%, 2/01/13(a) ........................             2,500       2,956,250
International Paper Co.
   5.25%, 4/01/16(a) .........................            15,000      14,952,990
Norske Skogindustrier ASA (Norway)
   7.625%, 10/15/11(a)(b) ....................            10,000      11,644,090
Owens-Brockway Glass Container
   8.25%, 5/15/13(a) .........................             2,000       2,070,000
   8.875%, 2/15/09 ...........................             7,660       8,311,100
Pliant Corp.
   13.00%, 6/01/10(a) ........................             1,980       1,722,600
Smurfit-Stone Container Corp.
   8.25%, 10/01/12 ...........................             4,205       4,604,475
Stone Container Corp.
   9.75%, 2/01/11 ............................             1,625       1,824,063
Weyerhaeuser Co.
   6.875%, 12/15/33(a) .......................            10,000      10,902,620
                                                                     -----------
                                                                      70,690,793
                                                                     -----------
Petroleum Products-2.3%
Amerada Hess Corp.
   7.30%, 8/15/31 ............................             5,000       5,356,920
   7.375%, 10/01/09 ..........................             5,500       6,307,274
   7.875%, 10/01/29(a) .......................            10,000      11,352,970
                                                                     -----------
                                                                      23,017,164
                                                                     -----------


--------------------------------------------------------------------------------
12 o AllianceBernstein Bond Fund Corporate Bond Portfolio

                                                      Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
Public Utilities - Electric & Gas-16.1%
AVA Capital Trust III
   6.50%, 4/01/34 ............................     $     10,000     $ 10,000,000
Calenergy Co., Inc.
   8.48%, 9/15/28 ............................           23,000       29,881,807
CenterPoint Energy Resources Corp.
Series B
   7.875%, 4/01/13 ...........................           29,935       34,718,763
Dominion Resources Capital Trust III
   8.40%, 1/15/31(a) .........................           29,000       36,615,429
FirstEnergy Corp.
   7.375%, 11/15/31(a) .......................           34,480       38,578,913
Pacific Gas & Electric Co.
   6.05%, 3/01/34 ............................            5,000        5,078,285
PG&E Corp.
   6.875%, 7/15/08(b) ........................            1,335        1,463,494
Semco Energy, Inc.
   7.125%, 5/15/08 ...........................              415          437,825
   7.75%, 5/15/13 ............................            1,585        1,695,950
The AES Corp.
   8.75%, 5/15/13(b) .........................              955        1,055,275
   9.00%, 5/15/15(b) .........................            1,565        1,735,194
                                                                    ------------
                                                                     161,260,935
                                                                    ------------
Public Utilities - Telephone-1.0%
Telecom Italia Capital (Luxembourg)
   6.375%, 11/15/33(a)(b) ....................           10,000       10,491,330
                                                                    ------------
Publishing-0.8%
Dex Media East LLC
   9.875%, 11/15/09(a) .......................            4,000        4,520,000
Dex Media West LLC
   8.50%, 8/15/10(b) .........................              585          647,888
   9.875%, 8/15/13(b) ........................            2,305        2,570,075
                                                                    ------------
                                                                       7,737,963
                                                                    ------------
Retail-0.8%
Toys "R" Us, Inc.
   7.875%, 4/15/13(a) ........................            7,500        7,912,500
                                                                    ------------
Services-1.8%
Allied Waste North America, Inc.
   10.00%, 8/01/09 ...........................            6,500        7,003,750
Iron Mountain, Inc.
   8.625%, 4/01/13 ...........................            5,000        5,475,000
Service Corp.
   6.00%, 12/15/05 ...........................            2,500        2,618,750
   7.70%, 4/15/09 ............................            2,500        2,693,750
                                                                    ------------
                                                                      17,791,250
                                                                    ------------
Supermarket/Drug-2.2%
Delhaize America, Inc.
   9.00%, 4/15/31(a) .........................           18,555       22,242,806
                                                                    ------------

--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 13

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Technology-1.8%
Flextronics International, Ltd. (Singapore)
   6.50%, 5/15/13(a) .........................    $        5,000   $   5,287,500
Motorola, Inc.
   8.00%, 11/01/11(a) ........................             8,000       9,575,704
ON Semiconductor Corp.
   12.00%, 3/15/10 ...........................             2,150       2,666,000
                                                                  --------------
                                                                      17,529,204
                                                                  --------------
Total Corporate Debt Obligations
   (cost $921,022,429) .......................                     1,008,705,344
                                                                  --------------
PREFERRED STOCKS-6.2%
Banking-2.6%
CoBank
   Series B(b) ...............................           200,000      10,886,000
Equity Residential
   Series N ..................................           200,000       5,026,000
Wells Fargo Capital Trust VII ................           399,500      10,179,260
                                                                  --------------
                                                                      26,091,260
                                                                  --------------
Communications-3.6%
Centaur Funding Corp. (Cayman Islands)
   Series B(b) ...............................            28,280      36,431,993
                                                                  --------------
Total Preferred Stocks
   (cost $53,450,565) ........................                        62,523,253
YANKEE BOND-0.5%
TPSA Finance BV (Netherlands)
   7.75%, 12/10/08(b)
   (cost $4,893,750) .........................    $        4,500       5,196,645
                                                                  --------------
SHORT-TERM INVESTMENTS-1.0%
U.S. Treasury Bills-1.0%
U.S. Treasury Bills
   Zero coupon, 4/01/04(d) ...................             5,000       5,000,000
   Zero coupon, 9/30/04 ......................             5,000       4,975,278
                                                                  --------------
   (amortized cost $9,975,278) ...............                         9,975,278
                                                                  --------------
Total Investment Before Security
   Lending Collateral-108.4%
   (cost $989,342,022) .......................                     1,086,400,520
                                                                  --------------


--------------------------------------------------------------------------------
14 o AllianceBernstein Bond Fund Corporate Bond Portfolio

                                                     Shares or
                                                     Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED+-16.8%
Short-Term Investment
CC USA Prime
   1.06%, 6/14/04 ............................  $        25,000 $    24,998,750
Deutsche Bank
   1.21%, 12/03/04 ...........................           15,000      15,000,000
Federal Home Loan Bank
   1.27%, 4/26/05 ............................            5,000       5,000,000
Federal Home Loan Mortgage Corp.
   1.14%, 8/10/04 ............................           25,000      25,000,000
Gatham
   1.04%, 4/12/04 ............................           15,000      14,988,958
General Electric
   5.38%, 4/23/04 ............................            5,000       5,227,426
Goldman Sachs
   1.05%, 4/13/04 ............................           10,000       9,996,208
Gotham Funding
   1.07%, 4/01/04 ............................            9,747       9,734,543
LB Baden-Wuertenberg
   1.23%, 4/15/04 ............................            6,000       6,199,920
RECCPP
   0.00%, 4/04/04 ............................           25,000      24,988,445
Sigma Finance
   1.22%, 12/03/04 ...........................           10,000      10,000,000
                                                                ---------------
                                                                    151,134,250
                                                                ---------------
UBS Private Money Market Fund, LLC
   1.00% .....................................       16,759,780      16,759,780
                                                                ---------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $167,894,030) .......................                      167,894,030
                                                                ---------------
Total Investments-125.2%
   (cost $1,157,236,052) ..................                       1,254,294,550
Other assets less liabilities-(25.2%) .....                        (252,081,749)
                                                                ---------------

Net Assets-100% ...........................                     $ 1,002,212,801
                                                                ---------------

--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 15

CREDIT DEFAULT SWAPTIONS (see Note D)

                                           Exercise    Expiration
Description                 Contracts(e)     Price        Month    U.S. $ Value
--------------------------------------------------------------------------------
Payer Swaptions:
----------------
General Motors Acceptance Corp. 20           2.40%       June '04  $ (86,000)
Toys "R" Us, Inc.                8           3.75%       June '04    (54,000)

Receiver Swaption:
------------------
Toys "R" Us, Inc.                8           2.25%       June '04    (36,750)
                                                                   ---------
(premiums received $197,500)                                       $(176,750)
                                                                   ---------

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                       Value at    Unrealized
               Number of   Expiration    Original      March 31,  Appreciation/
Type           Contracts      Month        Value         2004    (Depreciation)
--------------------------------------------------------------------------------
U.S.Treasury
Note 5 Yr
Futures         2,592    June 2004   $292,899,877  $294,354,000   $ (1,454,123)
Swap 10 Yr
Futures         1,305    June 2004    148,262,043   147,872,812        389,231
                                                                  ------------
                                                                  $ (1,064,892)
                                                                  ------------
REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker                               Interest Rate      Maturity      Amount
--------------------------------------------------------------------------------

Deutsche Alex Brown                      1.125%         12/31/04    $92,229,898


+   See Note E for securities lending information.
(a) Represents security position out on loan.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $222,643,441 or 22.2% of net assets.
(c) Positions, or portions thereof, with an aggregate market value of $95,596,637 have been segregated to collateralize reverse repurchase agreements.
(d) Position with a market value of $5,000,000 has been segregated to collateralize margin requirements for the open futures contracts.
(e) One contract relates to principal amount of $1,000,000.
    See notes to financial statements.


--------------------------------------------------------------------------------
16 o AllianceBernstein Bond Fund Corporate Bond Portfolio

STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)


Assets
Investments in securities, at value
   (cost $1,157,236,052--including investment of
   cash collateral for securities loaned of
   $167,894,030)........................................   $ 1,254,294,550(a)
Cash....................................................         1,685,282
Interest and dividends receivable.......................        19,256,961
Receivable for investment securities sold...............        13,170,608
Receivable for capital stock sold.......................           280,720
                                                           ---------------
Total assets............................................     1,288,688,121
                                                           ---------------
Liabilities
Outstanding written swaptions, at value
   (premiums received $197,500).........................           176,750
Payable for collateral on securities loaned.............       167,894,030
Payable for reverse repurchase agreement................        92,229,898
Payable for investment securities purchased.............        19,975,278
Payable for variation margin on futures contracts.......         1,705,781
Dividends payable.......................................         1,517,493
Payable for capital stock redeemed......................         1,471,975
Distribution fee payable................................           538,400
Advisory fee payable....................................           428,018
Accrued expenses........................................           537,697
                                                           ---------------
Total liabilities.......................................       286,475,320
                                                           ---------------
Net Assets..............................................   $ 1,002,212,801
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $        81,638
Additional paid-in capital..............................     1,253,143,980
Distributions in excess of net investment income........          (869,954)
Accumulated net realized loss on investment
   transactions.........................................      (346,157,219)
Net unrealized appreciation of investments..............        96,014,356
                                                           ---------------
                                                            $1,002,212,801
                                                           ---------------
Calculation of Maximum Offering Price Class A
Shares Net asset value and redemption price per share
   ($526,360,038 / 42,859,275 shares of capital stock
   issued and outstanding)..............................            $12.28
Sales charge--4.25% of public offering price............               .55
                                                                    ------
Maximum offering price..................................            $12.83
                                                                    ------
Class B Shares
Net asset value and offering price per share
   ($330,174,563 / 26,911,357 shares of capital stock
   issued and outstanding)..............................            $12.27
                                                                    ------
Class C Shares
Net asset value and offering price per share
   ($141,741,228 / 11,546,578 shares of capital stock
   issued and outstanding)..............................            $12.28
                                                                    ------
Class R Shares
Net asset value and offering price per share
   ($10,338 / 842 shares of capital stock
   issued and outstanding)..............................            $12.28
                                                                    ------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($3,926,634 / 319,511 shares of capital stock
   issued and outstanding).................................            $12.29
                                                                    ------


(a) Includes securities on loan with a value of $162,321,164 (see Note E). See notes to financial statements.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 17

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)

Investment Income
Interest...............................  $    35,518,441
Dividends..............................        2,791,817   $    38,310,258
                                         ---------------
Expenses
Advisory fee...........................        2,911,390
Distribution fee--Class A..............          793,595
Distribution fee--Class B..............        1,785,447
Distribution fee--Class C..............          749,900
Distribution fee--Class R..............               21
Transfer agency........................        1,036,850
Custodian..............................          132,672
Printing...............................          118,506
Audit and legal........................           58,533
Administrative.........................           53,500
Registration fees......................           46,998
Directors' fees........................            9,921
Miscellaneous..........................           30,498
                                         ---------------
Total expenses before interest.........        7,727,831
Interest expense.......................          514,857
                                         ---------------
Total expenses.........................        8,242,688
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........         (155,396)
Less: expense offset arrangement
   (see Note B)........................              (94)
                                         ---------------
Net expenses...........................                          8,087,198
                                                           ---------------
Net investment income..................                         30,223,060
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions.............                         30,529,318
   Futures contracts...................                        (20,532,656)
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................                          7,303,586
   Written options.....................                             20,750
   Futures contracts...................                          7,718,844
                                                           ---------------
Net gain on investment transactions....                         25,039,842
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $    55,262,902
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
18 o AllianceBernstein Bond Fund Corporate Bond Portfolio

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                  Six Months
                                     Ended     July 1, 2003
                                  March 31,         to            Year Ended
                                     2004      September 30,       June 30,
                                  (unaudited)      2003*             2003
                                -------------  -------------    -------------
Increase (Decrease) in
Net Assets from Operations
Net investment income........   $  30,223,060  $  15,915,883    $  72,585,956
Net realized gain (loss) on
   investment transactions...       9,996,662     24,829,508      (51,405,583)
Net change in unrealized
   appreciation/depreciation
   of investments............      15,043,180    (31,793,337)     180,392,459
                                -------------  -------------    -------------
Net increase in net assets
   from operations...........      55,262,902      8,952,054      201,572,832
Dividends and Distributions
to Shareholders from
Net investment income
  Class A....................     (15,541,461)    (8,307,900)     (35,897,785)
  Class B....................      (9,219,847)    (5,467,237)     (26,405,194)
  Class C....................      (3,876,282)    (2,207,358)     (10,193,042)
  Class R....................            (234)            -0-             -0-
  Advisor Class..............        (105,764)       (40,918)         (69,827)
Tax return of capital
  Class A....................              -0-            -0-      (1,251,077)
  Class B....................              -0-            -0-        (920,250)
  Class C....................              -0-            -0-        (355,239)
  Advisor Class..............              -0-            -0-          (2,434)
Capital Stock Transactions
Net decrease.................    (103,989,328)   (57,741,250)    (140,779,501)
                                -------------  -------------    -------------
Total decrease...............     (77,470,014)   (64,812,609)     (14,301,517)
Net Assets
Beginning of period..........   1,079,682,815  1,144,495,424    1,158,796,941
                                -------------  -------------    -------------
End of period (including
   distributions in excess
   of net investment income
   of ($869,954), ($2,349,426)
   and ($2,436,049),
   respectively) ............  $1,002,212,801 $1,079,682,815   $1,144,495,424
                               -------------- --------------   --------------


* The Portfolio changed its fiscal year end from June 30 to September 30.

  See notes to financial statements.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 19

--------------------------------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Corporate Bond Portfolio. The Corporate Bond Portfolio (the "Portfolio") offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R Shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.


1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


--------------------------------------------------------------------------------
20 o AllianceBernstein Bond Fund Corporate Bond Portfolio

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio accretes discounts as adjustments to interest income. Additionally, the Portfolio amortizes premiums on debt securities for financial statement reporting purposes.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 21

4. Income and Expenses
All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

5. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Change of Fiscal Year End
The Portfolio changed its fiscal year end from June 30 to September 30. Accordingly, the statement of changes in net assets and financial highlights include the period from July 1, 2003 to September 30, 2003.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .625 of 1% of the first $500 million and .50 of 1% in excess of $500 million of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. Through March 31, 2004 such waiver amounted to $155,396. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $53,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended March 31, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $612,979 for the six months ended March 31, 2004.


--------------------------------------------------------------------------------
22 o AllianceBernstein Bond Fund Corporate Bond Portfolio

For the six months ended March 31, 2004, the Portfolio's expenses were reduced by $94 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio's shares. The Distributor has advised the Portfolio that it has retained front-end sales charges of $12,644 from the sales of Class A shares and received $6,163, $202,233, and $10,795, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2004.

NOTE C
Distribution Services Agreement
The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to Class A shares, .50 of 1% of the average daily net assets attributable to Class R shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $12,851,790 and $5,257,107 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   721,766,155   $   821,793,970
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes were substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized


-------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 23 appreciation and unrealized depreciation (excluding written options and futures) are as follows:

Gross unrealized appreciation...........................   $    98,332,729
Gross unrealized depreciation...........................        (1,274,231)
                                                           ---------------
Net unrealized appreciation.............................   $    97,058,498
                                                           ---------------

1. Financial Futures Contracts
The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on debt securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets and swap agreements (commonly referred to as swaptions).

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount


--------------------------------------------------------------------------------
24 o AllianceBernstein Bond Fund Corporate Bond Portfolio paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security at a price different from the current market value.

Transactions in swaptions for the six months ended March 31, 2004 were as follows:

                                             Number of        Premiums
                                             Contracts        Received
                                           -------------    -------------
Swaptions outstanding at September 30,
   2003 ...............................               -0-  $            -0-
Swaptions written......................               36           197,500
Swaptions terminated in closing purchase
   transactions........................               -0-               -0-
Swaptions exercised....................               -0-               -0-
                                         ---------------   ---------------
Swaptions outstanding at March 31,
   2004................................               36   $       197,500
                                         ---------------   ---------------

3. Swap Agreements
The Portfolio may enter into swaps on sovereign debt obligations to protect itself from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid during the interest period. Net interest received or paid on these contracts is recorded as interest


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 25 income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of change in unrealized appreciation/depreciation of investments. Realized gains and losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

The Portfolio may enter into credit default swaps. A sell/(buy) in a credit default swap provides, upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at par and take/(deliver) the principal amount (the "Notional Amount") of the referenced obligation. During the term of the swap agreement, the Portfolio receives/(pays) semi-annual fixed interest payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the referenced obligation received by the Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.

4. Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended March 31, 2004, the average amount of reverse repurchase agreements outstanding was $88,052,100 and the daily weighted average annualized interest rate was 1.15%.

NOTE E
Securities Lending
The Portfolio has entered into a securities lending agreement with AG Edwards & Sons, Inc., (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral


--------------------------------------------------------------------------------
26 o AllianceBernstein Bond Fund Corporate Bond Portfolio received in accordance with the investment restrictions of the Portfolio in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of March 31, 2004, the Portfolio had loaned securities with a value of $162,321,164 and received cash collateral which was invested in short-term securities valued at $167,894,030 as included in the accompanying portfolio of investments. For the six months ended March 31, 2004, the Portfolio earned fee income of $97,184 which is included in the accompanying statement of operations.

NOTE F
Capital Stock
There are 15,000,000,000 shares of $.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                              ==================================================
                                                 Shares
                              ==================================================
                              Six Months Ended   July 1, 2003 to     Year Ended
                              March 31, 2004       September 30,        June 30,
                                (unaudited)              2003(a)            2003
                              --------------------------------------------------
Class A
Shares sold                       2,095,893          2,299,751        14,552,214
--------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions      835,133            463,442         2,138,633
--------------------------------------------------------------------------------
Shares converted from Class B     2,541,393          1,013,392         5,513,902
--------------------------------------------------------------------------------
Shares redeemed                  (7,336,288)        (5,282,724)      (24,652,867)
--------------------------------------------------------------------------------
Net decrease                     (1,863,869)        (1,506,139)       (2,448,118)
================================================================================
Class B
Shares sold                       1,404,524          1,125,168         6,602,364
--------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions      446,606            272,119         1,355,293
Shares converted to Class A      (2,543,006)        (1,012,515)       (5,511,083)
Shares redeemed                  (4,488,293)        (3,089,416)      (10,500,542)
Net decrease                     (5,180,169)        (2,704,644)       (8,053,968)
================================================================================
Class C
Shares sold                         959,701            610,572         3,130,196
--------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions      163,325             98,457           476,779
Shares redeemed                  (2,759,082)        (1,512,151)       (6,386,613)
Net decrease                     (1,636,056)          (803,122)       (2,779,638)
================================================================================
(a) The Portfolio changed its fiscal year end from June 30 to September 30.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 27

                              ==========================================================
                                                         Shares
                              ==========================================================
                              Six Months Ended     July 1, 2003 to     August 8, 2002(b)
                              March 31, 2004         September 30,           to June 30,
                                (unaudited)                2003(a)                  2003
                              ----------------------------------------------------------
Advisor Class
Shares sold                          82,281              54,241              424,628
----------------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions        8,416              3,354                 5,258
----------------------------------------------------------------------------------------
Shares redeemed                     (11,890)            (7,816)             (238,961)
----------------------------------------------------------------------------------------
Net increase                         78,807             49,779               190,925
========================================================================================
                                November 3,
                                 2003(b) to
                              March 31, 2004
                                (unaudited)
                              --------------
Class R
Shares sold                             842
-------------------------------------------
Net increase                            842
===========================================

(a) The Portfolio changed its fiscal year end from June 30 to September 30.
(b) Commencement of distribution.




                              ==================================================
                                                  Amount
                              ==================================================
                              Six Months Ended     July 1, 2003 to    Year Ended
                                March 31, 2004       September 30,      June 30,
                                   (unaudited)             2003(a)          2003
                              --------------------------------------------------
Class A
Shares sold                    $ 32,949,851           $26,935,735   $185,571,781
--------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions   10,145,213             5,434,050     23,617,128
--------------------------------------------------------------------------------
Shares converted from Class B    23,232,310            11,838,281     36,289,286
--------------------------------------------------------------------------------
Shares redeemed                 (88,834,423)          (61,727,603)  (271,702,238)
--------------------------------------------------------------------------------
Net decrease                   $(22,507,049)         $(17,519,537)  $(26,224,043)
================================================================================
Class B
Shares sold                    $ 17,011,017           $13,146,628   $ 73,365,336
--------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions    5,416,283             3,188,136     14,932,280
--------------------------------------------------------------------------------
Shares converted to Class A     (23,232,310)          (11,838,281)   (36,289,286)
--------------------------------------------------------------------------------
Shares redeemed                 (61,827,669)          (35,980,527)  (139,384,003)
--------------------------------------------------------------------------------
Net decrease                   $(62,632,679)         $(31,484,044)  $(87,375,673)
================================================================================
Class C
Shares sold                    $ 11,606,720           $ 7,136,477   $ 34,950,768
--------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions    1,981,673             1,154,551      5,255,130
--------------------------------------------------------------------------------
Shares redeemed                 (33,403,344)          (17,610,706)   (69,528,339)
--------------------------------------------------------------------------------
Net decrease                   $(19,814,951)          $(9,319,678)  $(29,322,441)
================================================================================
(a) The Portfolio changed its fiscal year end from June 30 to September 30.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28 o AllianceBernstein Bond Fund Corporate Bond Portfolio



                              =========================================================
                                                         Amount
                              =========================================================
                              Six Months Ended      July 1, 2003 to   August 8, 2002(b)
                              March 31, 2004       September 30,            to June 30,
                                  (unaudited)               2003(a)                2003
Advisor Class
Shares sold                    $    996,284         $   634,690          $  4,825,230
---------------------------------------------------------------------------------------
Shares issued in reinvestment of
   dividends and distributions      102,395              39,366                60,857
---------------------------------------------------------------------------------------
Shares redeemed                    (143,328)            (92,047)           (2,743,431)
---------------------------------------------------------------------------------------
Net increase                   $    955,351         $   582,009          $  2,142,656
=======================================================================================
                                 November 3,
                                  2003(b) to
                              March 31, 2004
                                 (unaudited)
                              -------------
Class R
Shares sold                    $     10,000
-------------------------------------------
Net increase                   $     10,000
===========================================


(a) The Portfolio changed its fiscal year end from June 30 to September 30.
(b) Commencement of distribution.


NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the period ended March 31, 2004.

NOTE H
Risks Involved in Investing in the Portfolio
Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 29

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I
Distributions to Shareholders
The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended September 30, 2003, and the fiscal years ended June 30, 2003 and June 30, 2002 were as follows:

                              September 30,   June 30,        June 30,
                                  2003          2003            2002
                              -----------   ------------   ---------------
Distributions paid from:
   Ordinary income.........   $16,023,413   $ 72,565,848   $    94,986,020
                              -----------   ------------   ---------------
   Total taxable distributions 16,023,413     72,565,848        94,986,020
   Tax return of capital...            -0-     2,529,000         4,267,358
                              -----------   ------------   ---------------
Total distributions paid...   $16,023,413   $ 75,094,848   $    99,253,378(a)
                              -----------   ------------   ---------------

As of March 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $      307,806
Accumulated capital and other losses....................     (364,399,265)(b)
Unrealized appreciation/(depreciation)..................       88,120,468(c)
                                                           --------------
Total accumulated earnings/(deficit)....................   $ (275,970,991)
                                                           --------------

(a) Total distributions paid differ from the statement of changes in net assets because for tax purposes dividends are recognized when actually paid.
(b) On September 30, 2003, the Fund had a net capital loss carryforward of $364,399,265 of which $123,146,537 expires in the year 2007, $54,554,000 expires in the year 2008, $52,066,319 expires in the year 2009, and $134,632,409 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $14,835,029.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and the realization for tax purposes of gains/losses on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to the tax treatment of bond premium, resulted in a net decrease in distributions in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
30 o AllianceBernstein Bond Fund Corporate Bond Portfolio

NOTE J
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 31

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
32 o AllianceBernstein Bond Fund Corporate Bond Portfolio

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                  =======================================================================================
                                                                       Class A
                                  =======================================================================================
                                  Six Months
                                       Ended         July 1,
                                   March 31,        2003 to                         Year Ended June 30,
                                        2004      September    -----------------------------------------------------------
                                 (unaudited)    30, 2003(a)      2003         2002(b)      2001         2000         1999
                                 -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........      $11.97       $12.03       $10.70       $12.29       $11.91       $12.49       $14.19
                                 -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income(c)...................         .37(d)       .18          .77          .94          .97         1.04         1.06
Net realized and
   unrealized gain (loss)
   on investment
   transactions................         .30         (.06)        1.35        (1.55)         .42         (.55)       (1.64)
                                 -----------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations.............         .67          .12         2.12         (.61)        1.39          .49         (.58)
                                 -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income...........        (.36)        (.18)        (.76)        (.94)        (.97)       (1.04)       (1.07)
Distributions in excess
   of net investment
   income......................          -0-          -0-          -0-          -0-        (.01)          -0-        (.01)
Tax return of capital .........          -0-          -0-        (.03)        (.04)        (.03)        (.03)        (.04)
                                 -----------------------------------------------------------------------------------------
Total dividends and
   distributions...............        (.36)        (.18)        (.79)        (.98)       (1.01)       (1.07)       (1.12)
                                 -----------------------------------------------------------------------------------------
Net asset value,
   end of period...............       $12.28      $11.97       $12.03       $10.70       $12.29       $11.91       $12.49
                                 =========================================================================================
Total Return
Total investment return
   based on net asset
   value(e)....................        5.62%        1.06%       20.75%       (5.51)%      12.03%        4.11%       (4.08)%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted).............    $526,360     $535,318     $555,979     $520,984     $530,446     $473,578     $476,141
Ratio to average
  net assets of:
  Expenses,
     net of waivers/
     reimbursements............        1.21%(f)     1.20%(f)     1.16%        1.12%        1.31%        1.12%        1.11%
  Expenses,
     before waivers/
     reimbursements............        1.24%(f)     1.20%(f)     1.16%        1.12%        1.31%        1.12%        1.11%
  Expenses,
     before waivers/
     reimbursements,
     excluding interest
     expense...................        1.14%(f)     1.15%(f)     1.13%        1.09%        1.09%        1.11%        1.11%
  Net investment
     income....................        6.15%(d)(f)  6.18%(f)     6.96%        7.79%        7.95%        8.51%        8.13%
Portfolio turnover rate .......          65%          65%         171%         276%         340%         302%         281%


See footnote summary on page 37.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 33

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  =======================================================================================
                                                                       Class B
                                  =======================================================================================
                                  Six Months
                                       Ended         July 1,
                                   March 31,        2003 to                        Year Ended June 30,
                                        2004      September    -----------------------------------------------------------
                                 (unaudited)    30, 2003(a)      2003         2002(b)      2001         2000         1999
                                 -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........      $11.96       $12.02       $10.70       $12.30       $11.92       $12.49       $14.19
                                 -----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment
  income(c)....................         .33(d)       .16          .69          .85          .88          .95          .97
Net realized and
   unrealized gain (loss)
   on investment
   transactions................         .29         (.06)        1.35        (1.55)         .42         (.54)       (1.64)
                                 -----------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations..................         .62          .10         2.04         (.70)        1.30          .41         (.67)
                                 -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income...........        (.31)        (.16)        (.70)        (.85)        (.88)        (.95)        (.98)
Distributions in excess
   of net investment
   income......................          -0-          -0-          -0-        (.01)        (.01)          -0-        (.01)
Tax return of capital .........          -0-          -0-        (.02)        (.04)        (.03)        (.03)        (.04)
                                 -----------------------------------------------------------------------------------------
Total dividends and
   distributions...............        (.31)        (.16)        (.72)        (.90)        (.92)        (.98)       (1.03)
                                 -----------------------------------------------------------------------------------------
Net asset value,
   end of period...............      $12.27       $11.96       $12.02       $10.70       $12.30       $11.92       $12.49
                                 =========================================================================================
Total Return
Total investment return
   based on net asset
   value(e)....................        5.26%        .88%        19.85%       (6.23)%      11.24%        3.39%       (4.77)%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted).............    $330,175     $383,763     $418,095     $458,394     $509,953     $477,259     $630,631
Ratio to average
   net assets of:
  Expenses,
     net of waivers/
     reimbursements............        1.93%(f)     1.92%(f)     1.88%        1.83%        2.03%        1.83%        1.82%
  Expenses,
     before waivers/
     reimbursements............        1.96%(f)     1.92%(f)     1.88%        1.83%        2.03%        1.83%        1.82%
  Expenses,
     before waivers/
     reimbursements,
     excluding interest
     expense...................        1.86%(f)     1.87%(f)     1.85%        1.80%        1.81%        1.83%        1.82%
  Net investment
     income....................        5.45%(d)(f)  5.48%(f)     6.27%        7.05%        7.18%        7.77%        7.41%
Portfolio turnover rate .......          65%          65%         171%         276%         340%         302%         281%


See footnote summary on page 37.


--------------------------------------------------------------------------------
34 o AllianceBernstein Bond Fund Corporate Bond Portfolio

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                  =======================================================================================
                                                                       Class C
                                  =======================================================================================
                                  Six Months
                                       Ended        July 1,
                                   March 31,        2003 to                       Year Ended June 30,
                                        2004      September    -----------------------------------------------------------
                                 (unaudited)    30, 2003(a)      2003         2002(b)      2001         2000         1999
                                 -----------------------------------------------------------------------------------------
Net asset value,
   beginning of period ........      $11.96       $12.02       $10.70       $12.30       $11.91       $12.49       $14.19
Income From Investment
   Operations
Net investment
   income(c)...................      .33(d)          .16          .69          .85          .89          .94          .97
Net realized and
   unrealized gain (loss)
   on investment
   transactions................         .30         (.06)        1.35        (1.55)         .42         (.54)       (1.64)
                                 -----------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations.............         .63          .10         2.04         (.70)        1.31          .40         (.67)
                                 -----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income...........        (.31)        (.16)        (.70)        (.85)        (.89)        (.95)        (.98)
Distributions in excess
   of net investment
   income......................          -0-          -0-          -0-        (.01)          -0-          -0-        (.01)
Tax return of capital .........          -0-          -0-        (.02)        (.04)        (.03)        (.03)        (.04)
                                 -----------------------------------------------------------------------------------------
Total dividends and
   distributions...............        (.31)        (.16)        (.72)        (.90)        (.92)        (.98)       (1.03)
                                 -----------------------------------------------------------------------------------------
Net asset value,
   end of period...............      $12.28       $11.96       $12.02       $10.70       $12.30       $11.91       $12.49
                                 =========================================================================================
Total Return
Total investment return
   based on net asset
   value(e)....................        5.34%        .88%        19.85%       (6.23)%      11.33%        3.30%       (4.77)%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted).............    $141,741     $157,719     $168,123     $179,418     $185,022     $176,814     $204,271
Ratio to average
   net assets of:
  Expenses,
     net of waivers/
     reimbursements............        1.92%(f)     1.91%(f)     1.87%        1.82%        2.03%        1.83%        1.81%
  Expenses,
     before waivers/
     reimbursements............        1.95%(f)     1.91%(f)     1.87%        1.82%        2.03%        1.83%        1.81%
  Expenses,
     before waivers/
     reimbursements,
     excluding interest
     expense...................        1.85%(f)    1.86%(f)      1.84%        1.79%        1.81%        1.82%        1.81%
  Net investment
     income....................        5.47%(d)(f)  5.49%(f)     6.28%        7.07%        7.22%        7.75%        7.37%
Portfolio turnover rate .......          65%          65%         171%         276%         340%         302%         281%



See footnote summary on page 37.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 35

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                ==============
                                                                   Class R
                                                                ==============
                                                                  November 3,
                                                                   2003(g) to
                                                                    March 31,
                                                                         2004
                                                                  (unaudited)
                                                                --------------
Net asset value, beginning of period............................   $11.88
                                                                --------------
Income From Investment Operations
Net investment income(d)........................................      .30
Net realized and unrealized gain on investment transactions.....      .38
                                                                --------------
Net increase in net asset value from operations.................      .68
                                                                --------------
Less: Dividends
Dividends from net investment income............................     (.28)
                                                                --------------
Total dividends.................................................     (.28)
                                                                --------------
Net asset value, end of period..................................   $12.28
                                                                ==============
Total Return
Total investment return based on net asset value(e).............     5.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................      $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)....................     1.37%
  Expenses, before waivers/reimbursements(f)....................     1.41%
  Expenses, before waivers/reimbursements,
    excluding interest expense(f) ..............................     1.31%
  Net investment income(d)(f) ..................................     5.99%
Portfolio turnover rate.........................................       65%



See footnote summary on page 37.


--------------------------------------------------------------------------------
36 o AllianceBernstein Bond Fund Corporate Bond Portfolio

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                           =========================================
                                                          Advisor Class
                                           =========================================
                                              Six Months
                                                   Ended        July 1,    August 8,
                                               March 31,       2003 to,   2002(g) to
                                                   2004       September     June 30,
                                            (unaudited)     30, 2003(a)         2003
                                           ------------------------------------------
Net asset value, beginning of period.......     $ 11.98       $ 12.03       $ 10.21
                                           ------------------------------------------
Income From Investment Operations
Net investment income(c)...................         .39(d)        .19           .69
Net realized and unrealized gain (loss)
   on investment transactions..............         .29          (.05)         1.85
                                           ------------------------------------------
Net increase in net asset value from
   operations .............................         .68           .14          2.54
                                           ------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income.......        (.37)         (.19)         (.70)
Tax return of capital......................          -0-           -0-         (.02)
                                           ------------------------------------------
Total dividends and distributions..........        (.37)         (.19)         (.72)
                                           ------------------------------------------
Net asset value, end of period ............      $12.29        $11.98        $12.03
                                           ==========================================
Total Return
Total investment return based on net
   asset value(e) .........................        5.78%         1.22%        25.70%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).........................      $3,927        $2,883        $2,298
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements(f) ............         .91%          .91%          .88%
  Expenses, before
     waivers/reimbursements(f) ............         .94%          .91%          .88%
  Expenses, before
     waivers/reimbursements,
     excluding interest expense(f).........         .84%          .86%          .85%
  Net investment income(f).................        6.47%(d)      6.51%         6.90%
Portfolio turnover rate....................          65%           65%          171%




(a) The Portfolio changed its fiscal year end from June 30 to September 30.
(b) As required, effective July 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share and net realized and unrealized loss on investments per share by less than $.01 for Class A, Class B and Class C, respectively, and decrease the ratio of net investment income to average net assets from 7.82% to 7.79% for Class A, from 7.08% to 7.05% for Class B and from 7.10% to 7.07% for Class C. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(c) Based on average shares outstanding.
(d) Net of expenses waived and reimbursed by the Adviser.
(e) Total investment return is calculated assuming an initial investment is made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.
(g) Commencement of distribution.


-------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 37

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS


Jeffrey S. Phlegar, Vice President
Lawrence J. Shaw(2), Vice President
Michael A. Snyder(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004





(1) Member of the Audit Committee.
(2) Messrs. Shaw and Snyder are the persons primarily responsible for the day-to-day management of the Portfolio's investment portfolio.


--------------------------------------------------------------------------------
38 o AllianceBernstein Bond Fund Corporate Bond Portfolio

--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund
  Global & International
  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund
  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small CapValue Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

--------------------------------------------------------------------------------

We also offer Exchange Reserves,41 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                       AllianceBernstein Bond Fund Corporate Bond Portfolio o 39

NOTES



--------------------------------------------------------------------------------
40 o AllianceBernstein Bond Fund Corporate Bond Portfolio

--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BOND Fund Corporate Bond PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

CBPSR0304




ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT
    -----------      ----------------------
    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004